BLACKROCK FUNDS III

BlackRock S&P 500 Stock Fund

(the “Fund”)

SUPPLEMENT DATED FEBRUARY 10, 2014 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2013

Effective immediately, the Fund’s Statement of Additional Information is hereby amended as follows:

The paragraph in the section entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers” is deleted in its entirety and replaced with the following:

Christopher Bliss, Greg Savage and Alan Mason, the portfolio managers, are jointly and primarily responsible for the day-to-day management of Master Portfolio’s portfolio.

The subsection entitled “Other Funds and Accounts Managed” is deleted in its entirety and replaced with the following:

The following table sets forth information about funds and accounts other than the Fund for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of December 31, 2012.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Christopher Bliss, CFA, CPA	63	163	91	0	0	0
	$46.64 Billion	$415.7 Billion	$244.5 Billion	$0	$0	$0
Greg Savage, CFA	241	84	1	0	0	0
	$410 Billion	$60.63 Billion	$37.95 Billion	$0	$0	$0
Alan Mason[1]	24	636	944	0	0	0
	$10.34 Billion	$366.4 Billion	$298.8 Billion	$0	$0	$0
[1]	Information for Mr. Mason is provided as of December 31, 2013.

The first paragraph under the subsection entitled “Portfolio Manager Compensation Overview” is deleted and replaced with the following:

The discussion below describes the portfolio managers’ compensation as of December 31, 2013.

The last sentence under the subsection entitled “Portfolio Manager Compensation Overview — Distribution of Discretionary Incentive Compensation — Long-Term Incentive Plan Awards” is deleted and replaced with the following:

Messrs. Bliss, Mason and Savage have unvested long-term incentive awards.

The last sentence of the paragraph under the subsection entitled “Portfolio Manager Compensation Overview — Other Compensation Benefits — Incentive Savings Plans” is deleted and replaced with the following:

All of the eligible portfolio managers are eligible to participate in these plans.

Shareholders should retain this Supplement for future reference.